Investments (details) - Derivatives - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Derivatives
Net realized investment gains (losses)	[1]	$ 5	$ (9)
Futures [Member] | U.S. Treasury notes contracts [Member]
Derivatives
Notional value of open contracts		400		$ 400
Net realized investment gains (losses)		$ (3)	$ (19)

[1]	Total other-than-temporary impairment (OTTI) losses were $(1) million and $(28) million for the three months ended March 31, 2017 and 2016, respectively. Of total OTTI, credit losses of $(2) million and $(18) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in net realized investment gains (losses). In addition, unrealized gains (losses) from other changes in total OTTI of $1 million and $(10) million for the three months ended March 31, 2017 and 2016, respectively, were recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.